INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
10. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Gross carrying amount
Trade names	48,908	48,908
Brand	5,920	5,920
Student populations	39,818	39,818
Software	33,770	35,421
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	63,237
Non-compete agreements	833	833
	202,986	204,637
Less: Accumulated amortization
Trade names	-	-
Brand	-	-
Student populations	(37,580)	(38,476)
Software	(32,712)	(34,200)
Customer relationships	(5,270)	(5,270)
Cooperative agreements	(3,554)	(4,062)
Favorable leases	(26,268)	(29,384)
Non-compete agreements	(833)	(833)
	(106,217)	(112,225)
Intangible assets, net
Trade names	48,908	48,908
Brand	5,920	5,920
Student populations	2,238	1,342
Software	1,058	1,221
Customer relationships	-	-
Cooperative agreements	1,676	1,168
Favorable leases	36,969	33,853
Non-compete agreements	-	-
	96,769	92,412

The Group recorded impairment loss of trade names in RMB 2,655 and RMB nil in the year of 2016 and 2017 respectively. For the year ended December 31, 2018, the Group performed impairment test on the Trade name, Brand and other finite lived intangible assets. No impairment loss incurred thereof.

Amortization expenses for intangible assets amounted to RMB 6,786, RMB 4,782 and RMB 4,651 for the years ended December 31, 2016, 2017 and 2018, respectively, of which RMB 2,466, RMB 1,393 and RMB 1,393 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows:

Amount
RMB

2019	4,598
2020	4,514
2021	3,569
2022	3,370
2023	3,316
Thereafter	18,217
Total	37,584